Note 17 - Concentration of Risk in Customer and Supplier Relationships (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Risks and Uncertainties [Abstract]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Nine Months Ended September 30,
	2013	2012
Lennox International Inc.	7.7%	33.3%
Lowe’s Companies, Inc.	7.1%	8.0%
Lennar Corporation	0.0%	10.3%

	Twelve Months Ended December 31,
	2012	2011

Lennar Corporation	8.8%	21.5%
Lennox International Inc.	30.1%	20.6%
Lowe’s Companies, Inc.	7.7%	3.5%